UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2009
                                                         -----------------

          Check here if Amendment [_]; Amendment Number:
                                                         -----------------

                      This Amendment (Check only one):

                                  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:     Thomas W. Smith
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    Address:  323 Railroad Avenue    Greenwich       CT          06830
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              (Street)                (City)       (State)       (Zip)

    Form 13F File Number:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:   Thomas W. Smith
         Title:  Investment Manager
         Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         August 14, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:        2
                                                  --

         Form 13F Information Table Entry Total:   34
                                                  ---

         Form 13F Information Table Value Total:   $615,204 (thousands)
                                                  ----------

List of Other Included Managers:

No.            Form 13F File No.:                Name:
---            ------------------                -----
01             028-10290                         Scott J. Vassalluzzo
-----------    ---------------------------       -------------------------------
02             028-13257                         Steven M. Fischer
-----------    ---------------------------       -------------------------------

                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/  PUT/ INVSTMT     OTHER        VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN  CALL DSCRETN    MANAGERS    SOLE   SHARED   NONE
       --------------            --------------    -----    --------  ------- ---  ---- -------    --------    ----   ------   ----
ACI WORLDWIDE, INC.              COMMON STOCK     4498101    12,267   878,723 SH         Other      01, 02    878,723
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK     018581108  34,694   842,300 SH         Other      01, 02    842,300
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK     018581108   2,704    65,650 SH          Sole                 65,650
BLACKROCK CORPORATE HIGH YIELD
  FUND III, INC.                 COMMON STOCK     09255M104      90    17,850 SH          Sole                 17,850
BOARDWALK PIPELINE PARTNERS, LLP UT LTD PARTNER   096627104   2,226    98,600 SH          Sole                 98,600
CEDAR FAIR LP                    DEPOSITORY UNIT  150185106     686    62,750 SH          Sole                 62,750
COPART, INC.                     COMMON STOCK     217204106  13,639   393,408 SH          Sole                393,408
COPART, INC.                     COMMON STOCK     217204106  74,484 2,148,370 SH         Other      01, 02  2,148,370
CREDIT ACCEPTANCE CORP.          COMMON STOCK     225310101   7,345   336,155 SH          Sole                336,155
CREDIT ACCEPTANCE CORP.          COMMON STOCK     225310101  89,005 4,073,462 SH         Other      01, 02  4,073,462
DEALERTRACK HOLDINGS, INC.       COMMON STOCK     242309102  18,962 1,116,087 SH         Other      01, 02  1,116,087
IRON MOUNTAIN, INC.              COMMON STOCK     462846106   5,231   181,961 SH          Sole                181,961
IRON MOUNTAIN, INC.              COMMON STOCK     462846106  28,135   978,601 SH         Other      01, 02    978,601
LIFE TIME FITNESS, INC.          COMMON STOCK     53217R207   2,699   134,867 SH          Sole                134,867
LIFE TIME FITNESS, INC.          COMMON STOCK     53217R207  19,613   980,150 SH         Other      01, 02    980,150
MARKET LEADER, INC.              COMMON STOCK     44183Y102     158    85,530 SH          Sole                 85,530
MARKET LEADER, INC.              COMMON STOCK     44183Y102   1,200   648,431 SH         Other      01, 02    648,431
MOBILE MINI, INC.                COMMON STOCK     60740F105   4,476   305,079 SH          Sole                305,079
MOBILE MINI, INC.                COMMON STOCK     60740F105  33,735 2,299,619 SH         Other      01, 02  2,299,619
NEUSTAR INC.                     COMMON STOCK     629906108   2,539   114,560 SH          Sole                114,560
NEUSTAR INC.                     COMMON STOCK     629906108  16,720   754,500 SH         Other      01, 02    754,500
PRE-PAID LEGAL SERVICES, INC.    COMMON STOCK     740065107   7,554   173,300 SH          Sole                173,300
PRE-PAID LEGAL SERVICES, INC.    COMMON STOCK     740065107  70,154 1,609,415 SH         Other      01, 02  1,609,415
SCP POOL CORPORATION             COMMON STOCK     73278L105   3,294   198,908 SH          Sole                198,908
SEI INVESTMENTS CO               COMMON STOCK     784117103  62,028 3,438,384 SH         Other      01, 02  3,438,384
STAPLES INC.                     COMMON STOCK     855030102     555    27,500 SH          Sole                 27,500
SYSTEMAX INC.                    COMMON STOCK     871851101  18,924 1,588,955 SH         Other      01, 02  1,588,955
TRACTOR SUPPLY CO.               COMMON STOCK     892356106   3,414    82,631 SH          Sole                 82,631
TRACTOR SUPPLY CO.               COMMON STOCK     892356106  28,236   683,359 SH         Other      01, 02    683,359
U.S. AUTO PARTS NETWORK, INC.    COMMON STOCK     90343C100   5,423 1,438,399 SH         Other      01, 02  1,438,399
W HOLDING COMPANY INC.           COMMON STOCK     929251106     327    23,029 SH          Sole                 23,029
W HOLDING COMPANY INC.           COMMON STOCK     929251106   2,095   147,562 SH         Other      01, 02    147,562
WORLD ACCEPTANCE CORP.           COMMON STOCK     981419104   3,431   172,338 SH          Sole                172,338
WORLD ACCEPTANCE CORP.           COMMON STOCK     981419104  39,158 1,966,741 SH         Other      01,02   1,966,741